Voya International Index Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			30.28%	7.99%	7.38%
Performance Inception Date		Mar. 10, 2008
Class ADV | MSCI ACW Ex-US Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		32.39%	7.91%	8.41%
Class ADV | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		31.22%	8.92%	8.18%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			30.89%	8.50%	7.91%
Performance Inception Date		Mar. 10, 2008
Class I | MSCI ACW Ex-US Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		32.39%	7.91%	8.41%
Class I | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		31.22%	8.92%	8.18%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			30.48%	8.21%	7.62%
Performance Inception Date		Mar. 10, 2008
Class S | MSCI ACW Ex-US Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		32.39%	7.91%	8.41%
Class S | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		31.22%	8.92%	8.18%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			30.31%	8.06%	7.46%
Performance Inception Date		Feb. 27, 2009
Class S2 | MSCI ACW Ex-US Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		32.39%	7.91%	8.41%
Class S2 | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		31.22%	8.92%	8.18%

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.